PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

1995 was a very good year for investors in the U.S. financial markets. The broad stock market averages repeatedly closed at record highs, and bond prices surged as long-term interest rates fell almost two percent. Several general factors contributed to this strong performance. First, the U.S. economy grew at a moderate pace throughout the year. Second, the rate of inflation declined, reaching its lowest level since the 1960s. Third, the Federal Reserve began lowering short-term interest rates during the second half of the year. Finally, during the fourth quarter, Congress and the President appeared close to reaching an agreement to eliminate the Federal budget deficit over the next seven years.

As evidence of a potentially softer economy and a less threatening inflationary outlook were unfolding, investment strategies for money market funds were changing. After shortening their average maturities throughout most of 1994, many fund managers grew convinced that the year long trend to higher rates was finally ending. Taxable money market funds moved sharply toward longer average maturities during the first half of the year, increasing their weighted average maturities from 36 days to 50 days by the end of June. Throughout the second half of the year, weighted average maturities extended slightly, reflecting the continued belief that short-term interest rates would continue to move lower in the near future.

Short-term tax free interest rates also moved generally lower in 1995, reflecting the change in economic outlook and increased liquidity in the market place. Over the last few years, market participants have become increasingly concerned about financial and administrative management at the state and local government levels. Many issuers of municipal debt, in order to address these concerns, have come to market with letters of credit supporting their borrowings. Letters of credit generally provide additional assurance that buyers of a security will receive their principal and interest at the maturity of the note.

Money market funds remained an integral part of the investment universe in 1995 as evidenced by the continued inflow of new money. Assets in taxable money market funds increased by over 25% in 1995, while assets in tax-free money market funds increased by over 13%. For 1995, First Investors Cash Management Fund returned 5.4% on Class A shares and 4.5% on Class B shares. The First Investors Tax-Exempt Money Market Fund returned 3.2% on Class A shares and 2.4% on Class B shares. Class B shares were first offered for sale by the Funds on January 12, 1995. The income from the Tax-Exempt Fund was 100% free from Federal income taxes and partially free from certain state taxes.

In 1996 we expect continued slow growth and low inflation, likely resulting in additional easing by the Federal Reserve. Volatility will probably continue if Congress and the President fail to agree on a balanced budget agreement. In the tax exempt bond market, the uncertainty of potential tax reform remains the biggest issue.

As always we appreciate the opportunity to serve your investment needs.


Sincerely,

/s/ Michael  J. O'Keefe

Michael J. O'Keefe
Portfolio Manager

January 31, 1996

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
December 31, 1995

                                                                                                     AMOUNT
                                                                                                    INVESTED
                                                                                                    FOR EACH
PRINCIPAL                                                                INTEREST                  $10,000 OF
 AMOUNT     SECURITY                                                        RATE*      VALUE        NET ASSETS
----------  -------------------------------------------------------       -----    ------------    -----------
            CORPORATE NOTES--90.3%
$6,000M     Ameritech Capital Funding Corporation, 2/27/96                 5.50%   $  5,947,750      $  462
 3,000M     Appalachian Power, Inc., 1/4/96                                6.10       2,998,475         233
 5,000M     BellSouth Telecommunications, Inc., 2/9/96                     5.63       4,969,504         386
 4,000M     Chevron Oil Finance Company, 2/9/96                            5.65       3,975,517         309
 5,000M     Colgate-Palmolive Company, 2/15/96                             5.64       4,964,750         386
 5,800M     CPC International, Inc., 3/11/96                               5.58       5,737,070         445
 3,300M     Dresser Industries, Inc., 1/31/96                              5.73       3,284,256         255
 4,000M     Du Pont (E.I.) de Nemours & Company, 1/19/96                   5.65       3,988,700         310
 6,000M     General Electric Capital Corporation, 1/31/96                  5.65       5,971,750         464
 3,000M     GTE South, Inc., 2/7/96                                        5.73       2,982,333         232
 3,300M     Heinz (H.J.) Company, 2/12/96                                  5.57       3,278,556         255
 5,000M     Hewlett-Packard Company, 1/25/96                               5.67       4,981,100         387
 4,300M     Idaho Power Company, 1/12/96                                   5.85       4,292,314         334
 2,800M     Lubrizol Corporation, 1/29/96                                  5.73       2,787,521         217
 2,000M     McGraw-Hill, Inc., 2/2/96                                      5.67       1,989,920         155
 3,000M     McGraw-Hill, Inc., 4/2/96                                      5.50       2,957,834         230
 4,350M     Merck & Company, Inc., 8/14/96                                 5.59       4,459,797         347
 4,200M     National Rural Utilities Coop. Fin. Corporation, 2/9/96        5.62       4,174,429         324
 450M       National Rural Utilities Coop. Fin. Corporation, 5/6/96        5.70         476,499          37
 3,000M     Panasonic Finance, Inc., 2/5/96                                5.65       2,983,521         232
 3,000M     PepsiCo, Inc., 1/30/96                                         5.68       2,986,273         232
 2,800M     PepsiCo, Inc., 1/30/96                                         5.86       2,888,012         224
 5,000M     Pitney Bowes Credit, Inc., 1/5/96                              5.72       4,996,822         387
 6,000M     Rockwell International Corporation, 1/17/96                    5.70       5,984,800         465
 5,000M     Sandoz Corporation, 3/19/96                                    5.58       4,939,550         384
 2,500M     Schering-Plough Corporation, 1/16/96                           5.67       2,494,094         194
 5,000M     The Stanley Works, 3/6/96                                      5.60       4,949,444         385
 4,000M     U.S. Borax & Chemical Corporation, 1/23/96                     5.68       3,986,116         310
 2,300M     Waste Management, Inc., 4/14/96                                5.84       2,314,200         180
 2,500M     Winn Dixie Stores, Inc., 2/8/96                                5.66       2,485,064         193
 1,000M     Winn Dixie Stores, Inc., 2/23/96                               5.63         991,711          77

            Total Value of Corporate Notes (cost $116,217,682)                      116,217,682       9,031


                                                                                                          AMOUNT
                                                                                                         INVESTED
                                                                                                         FOR EACH
PRINCIPAL                                                                       INTEREST                $10,000 OF
  AMOUNT     SECURITY                                                            RATE*     VALUE        NET ASSETS
---------    --------                                                            -------   -----        ----------
             U.S. GOVERNMENT AGENCIES--9.6%
 $6,000M     Federal Home Loan Bank, 12/27/96                                     5.55%   $ 6,004,548        $467
 250M        Federal Home Loan Mortgage Corporation, 6/3/96                       5.52        249,811          19
 2,200M      Federal National Mortgage Association, 1/25/96                       5.59      2,191,801         170
 3,900M      Tennessee Valley Authority, 9/9/96                                   5.51      3,927,763         305
             TOTAL VALUE OF U.S. GOVERNMENT AGENCIES (cost $12,373,923)                    12,373,923         961

TOTAL VALUE OF INVESTMENTS
 (cost $128,591,605)+                                                 99.9%               128,591,605       9,992
OTHER ASSETS, LESS LIABILITIES                                          .1                     98,692           8
NET ASSETS                                                           100.0%              $128,690,297     $10,000

*The interest rates shown for the corporate and U.S. Government agency notes are the effective rates at the time of purchase by the Fund.
+Aggregate cost for federal income tax purposes is the same.


                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 1995

                                                                                                                   AMOUNT
                                                                                                                  INVESTED
                                                                                                                  FOR EACH
 PRINCIPAL                                                                                                        $10,000 OF
    AMOUNT    SECURITY                                                                             VALUE          NET ASSETS
 ---------    --------                                                                             -----          ----------
              MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--96.9%
              ALABAMA--4.0%
 $1,000M      Birmingham General Obligation Wts., VR, 5.2%
                 (LOC; First Alabama Bank)                                                     $ 1,003,606           $  401

              ARIZONA--4.0%
  1,000M      Maricopa County, Poll. Control Rev. Bond, VR, 5.0%
                 (Pub. Svc. New Mexico) (LOC; Canadian Imperial Bank)                            1,003,647              401

              CALIFORNIA--4.8%
  1,200M      California Poll. Control Rev. Bonds, VR, 5.4% (So. Cal. Edison)                    1,204,355              481

              COLORADO--.3%
     70M      Clear Creek County, Fin. Pool Prog. Rev. Antic. Notes, VR, 5.15%
                 (LOC; National Westminster Bank)                                                   70,229               28

              DELAWARE--2.2%
   500M       Delaware State General Obligation Bonds, 7.5%, 7/1/2005
                 (Prerefunded 7/1/96)                                                              538,016              215

              FLORIDA--11.5%
 1,000M       Jacksonville Florida Electric Rev. Bonds, 3.4%, CP, 3/8/96
                 (Jacksonville Elec.) (SPA; Morgan Guaranty Trust Co.)                           1,002,329              400
   535M       Pinellas County Health Facs. Auth. Rev. Bonds, VR, 4.9%
                 (Bayfront Medical Center Project) (SPA; Barnett Bank South Florida)               536,652              215
 1,000M       Sunshine State Gov. Fin. Comm. Rev. Bonds, CP, 3.5%, 2/8/96
                 (LOC; Union Bank of Switzerland, National Westminster Bank
                 Morgan Guaranty Trust Co.)                                                      1,002,397              400
   340M       Volusia County, Health Fac. Auth. Rev. Bonds, VR, 5.0%
                 (FGIC Insured) (SPA; Banque Paribas)                                              341,247              136
                                                                                                 2,882,625            1,151
              GEORGIA--4.4%
   600M       Cobb County, Multi-Family Hsg. Auth. Rev. Bonds, VR, 5.15%
                 (LOC; Mellon Bank, Pittsburgh)                                                    602,242              241
   500M       Monroe County, Dev. Auth. Poll. Control Rev. Bonds, VR, 5.5%
                 (Gulf Power Co.)                                                                  501,843              200
                                                                                                 1,104,085              441


                                                                                              AMOUNT
                                                                                            INVESTED
                                                                                            FOR EACH
PRINCIPAL                                                                                  $10,000 OF
 AMOUNT      SECURITY                                                               VALUE  NET ASSETS
-----------  ---------------------------------------------------------------   ----------  ----------
             ILLINOIS--2.0%
  $500M      State of Illinois Rev. Antic. Certs., 4.5%, 5/10/96               $  510,164        $204

             LOUISIANA--2.8%
  700M       De Soto Parish Poll. Control Rev. Bonds, VR, 5.05%
             (Central LA Electric) (LOC; Swiss Bank)                              702,136         280

             MARYLAND--4.0%
1,000M       Baltimore County, Poll. Control Rev. Bonds, CP, 3.4%, 3/12/96
             (Baltimore Gas & Electric Co.)                                     1,002,422         400

             MICHIGAN--2.0%
  500M       Detroit City School Dist. School Aid Notes, 4.5%, 5/1/96             510,424         204

             MISSISSIPPI--1.6%
  400M       Claiborne County, Poll. Control Rev. Bonds, CP, 3.55%, 2/9/96
             (National Rural Utilities Coop. Fin. Corp.)                          400,973         160

             MISSOURI--6.2%
  530M       Missouri State Env. Imp. & Energy Res. Auth. Poll. Control Rev.
             Bonds, VR, 4.65% (National Rural Utilities Coop. Fin. Corp.)         531,427         212
1,000M       Saint Louis City, Tax & Rev. Antic. Notes, 4.5%, 6/20/96           1,025,533         410
                                                                                1,556,960         622
             NEW JERSEY--7.3%
  800M       New Jersey State Turnpike Auth. Rev. Bonds, VR, 4.8%
             (FGIC Insured) (LOC; Societe Generale)                               813,989         325
1,000M       State of New Jersey Tax & Rev. Antic. Notes, CP, 3.3%, 2/16/96
             (Advance Agreement; Union Bank of Switzerland)                     1,002,441         400
                                                                                1,816,430         725

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 1995


                                                                                                        AMOUNT
                                                                                                       INVESTED
                                                                                                       FOR EACH
 PRINCIPAL                                                                                            $10,000 OF
  AMOUNT             SECURITY                                                                VALUE    NET ASSETS
----------           --------                                                             ----------  ----------
                     NEW YORK--4.1%
 $1,000M             New York City Tax Antic. Notes, 4.5%, 2/15/96                        $1,019,577        $407

                     RHODE ISLAND--4.1%
  1,000M             Rhode Island Tax Antic. Notes, 4.5%, 6/28/96                          1,026,794         410

                     SOUTH CAROLINA--5.6%
  1,000M             Charleston County, Hosp. Facs. Rev. Bonds, VR, 5.3%
                     (Brown Schools) (LOC; Bankers Trust)                                  1,003,626         401
   400M              South Carolina Ed. Facs. Rev. Bonds, VR, 5.3%
                     (Presbyterian Coll. Proj.) (LOC; South Carolina National Bank)          401,469         160
                                                                                           1,405,095         561
                     TEXAS--17.2%
   500M              Capital Indust. Dev. Corp., Ind. Dev. Rev. Bonds, VR, 5.15%
                     (Capital Industries) (LOC; Wachovia Bank)                               501,837         200
   250M              Dallas County General Obligation Bonds, 4.75%, 8/15/96                  259,539         104
 1,000M              Fort Worth Texas Water Sewer System Rev. Bonds, CP, 3.75%, 3/7/96
                     (Liquidity Agreement; Swiss Bank Corp.)                               1,001,849         400
   500M              Gulf Coast Waste Disp. Auth. Poll. Control Rev. Bonds, VR, 5.9%
                     (Amoco Oil Co.)                                                         501,862         200
 1,000M              Lubbock Health Facs. Dev. Corp. Rev. Bonds, VR, 5.3%
                     (Charter Medical) (LOC; Bankers Trust)                                1,010,194         403
 1,000M              State of Texas Rev. Antic. Notes, 4.75%, 8/30/96                      1,021,582         409
                                                                                           4,296,863       1,716
                     VIRGINIA--2.0%
   500M              Lynchburg Ind. Dev. Auth., Hosp. Facs. Dev. Bonds, VR, 5.0%
                     (Ambac Insured) (LOC; Mellon Bank)                                      501,750         200

                                                                                                       AMOUNT
                                                                                                      INVESTED
                                                                                                      FOR EACH
 PRINCIPAL                                                                                           $10,000 OF
  AMOUNT     SECURITY                                                                   VALUE        NET ASSETS
----------   --------                                                                --------        ----------
             WASHINGTON--4.0%
 $1,000M     Port of Kalama, Pub. Corp. Rev. Bonds, VR, 4.85%
                (Conagra Corp.) (LOC; Morgan Guaranty Trust Co.)                     $ 1,002,995      $  400

             WEST VIRGINIA--.8%
    200M     West Virginia Hosp. Fin. Auth. Hosp. Rev. Bonds, VR, 5.2%
                (St. Joseph's Hosp. Proj.) (LOC; Bank One)                               200,742          80

             WISCONSIN--2.0%
    500M     Milwaukee Wisconsin General Obligation Bonds, 6.25%, 6/15/96                507,171         203
TOTAL VALUE OF INVESTMENTS (cost  $24,267,059)+                              96.9%    24,267,059       9,690
OTHER ASSETS, LESS LIABILITIES                                                3.1        777,502         310

NET ASSETS                                                                  100.0%   $25,044,561     $10,000

The interest rates shown for municipal notes are the effective rates at the time of purchase by the Fund. The interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at December 31, 1995. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:
     LOC  Letter of Credit
     SPA  Security Purchase Agreement
     VR   Variable Rate Notes
     CP   Municipal Commercial Paper


                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995

---------------------------------------------------------------------------------------------------------
                                                                       FIRST INVESTORS  FIRST INVESTORS
                                                                       CASH MANAGEMENT  TAX-EXEMPT MONEY
                                                                            FUND, INC.  MARKET FUND, INC.
---------------------------------------------------------------------------------------------------------
ASSETS

Investments in securities (Note 1A):
     At amortized cost...............................................     $128,591,605        $24,267,059
                                                                          ============        ===========
     At value........................................................     $128,591,605        $24,267,059
Cash                                                                           364,923            841,419
Other assets.........................................................           24,200              4,891
                                                                          ------------        -----------
Total Assets.........................................................      128,980,728         25,113,369
                                                                          ------------        -----------

LIABILITIES

Payables:
     Capital shares redeemed.........................................          222,818             35,859
     Dividend disbursing agent.......................................           13,195             22,006
Accrued expenses.....................................................           34,111              5,919
Accrued advisory fee.................................................           20,307              5,024
                                                                          ------------        -----------
Total Liabilities....................................................          290,431             68,808
                                                                          ------------        -----------

NET ASSETS...........................................................     $128,690,297        $25,044,561
                                                                          ============        ===========

CAPITAL SHARES OUTSTANDING (Note 2):
     Class A.........................................................      128,634,770         25,044,551
     Class B.........................................................           55,527                 10
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE --
     CLASS A AND CLASS B (Net assets divided by shares outstanding)..            $1.00              $1.00
                                                                          ============        ===========

                       See notes to financial statements

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

-------------------------------------------------------------------------------------------------
                                                            FIRST INVESTORS     FIRST INVESTORS
                                                            CASH MANAGEMENT     TAX-EXEMPT MONEY
                                                               FUND, INC.       MARKET FUND, INC.
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest income.............................................   $7,331,050           $966,073
                                                               ----------           --------

Expenses (Note 3):
  Advisory fee..............................................      611,689            123,947
  Shareholder servicing costs...............................      627,244             86,600
  Reports and notices to shareholders.......................       77,121              6,902
  Custodian fees............................................       56,132             15,445
  Professional fees.........................................       30,634             18,775
  Other expenses............................................       39,952             10,146
                                                               ----------           --------

Total expenses..............................................    1,442,772            261,815
Less: Portion of expenses waived............................     (584,612)           (84,742)
 Custodian fees paid indirectly.............................       (1,312)            (3,563)
                                                               ----------           --------

Net expenses                                                      856,848            173,510
                                                               ----------           --------

Net investment income.......................................    6,474,202            792,563
Net realized gain (loss) on investments.....................        6,967               (742)
                                                               ----------           --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $6,481,169           $791,821
                                                               ==========           ========

                       See notes to financial statements                       9

STATEMENT OF CHANGES IN NET ASSETS


                                                      FIRST INVESTORS                 FIRST INVESTORS
                                                      CASH MANAGEMENT                 TAX-EXEMPT MONEY
                                                         FUND, INC.                     FUND, INC.
                                            -----------------------------  -----------------------------------
Year Ended December 31                          1995            1994             1995              1994
-----------------------------------------  --------------  --------------  ----------------  -----------------

OPERATIONS
Net investment income....................  $   6,474,202   $   4,480,477      $    792,563       $    561,501

Net realized (gain) loss on investments..          6,967          (2,388)             (742)                --
                                           -------------   -------------      ------------       ------------

Net increase in net assets resulting
 from operations and declared as
 distributions to shareholders
 (Note 1C)                                 $   6,481,169   $   4,478,089      $    791,821       $    561,501
                                           -------------   -------------      ------------       ------------


CAPITAL SHARE TRANSACTIONS (NOTE 2)
Class A:
Proceeds from shares sold................  $ 270,334,802   $ 281,311,936      $ 34,618,262       $ 37,386,855
Value of distributions reinvested........      6,848,793       3,812,783           772,244            544,099
Cost of shares redeemed..................   (277,043,961)   (283,807,863)      (36,769,598)       (35,364,302)
                                           -------------   -------------      ------------       ------------

                                                 139,634       1,316,856        (1,379,088)         2,566,652
                                           -------------   -------------      ------------       ------------

Class B:
Proceeds from shares sold................         90,178              --                10                 --
Value of distributions reinvested........            349              --                --                 --
Cost of shares redeemed..................        (35,000)             --                --                 --
                                           -------------   -------------      ------------       ------------

                                                  55,527              --                10                 --
                                           -------------   -------------      ------------       ------------

Total increase (decrease) in net assets..        195,161       1,316,856        (1,379,078)         2,566,652

NET ASSETS
Beginning of year........................    128,495,136     127,178,280        26,423,639         23,856,987
                                           -------------  --------------      ------------       ------------
End of year..............................  $ 128,690,297   $ 128,495,136      $ 25,044,561       $ 26,423,639
                                           =============   =============      ============       ============


                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Cash Management Fund, Inc. (the "Cash Management Fund") and First Investors Tax-Exempt Money Market Fund, Inc. (the "Tax-Exempt Money Market Fund") (collectively, the "Funds") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The objective of each Fund is as follows:

CASH MANAGEMENT FUND seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

TAX-EXEMPT MONEY MARKET FUND seeks to earn a high rate of current income exempt from federal income tax and, for non-corporate shareholders, the federal alternative minimum tax.

A. Security Valuation--The Funds value all of their portfolio securities using the amortized cost method, which excludes unrealized gains or losses from the computation of portfolio value. This is accomplished by valuing a security at cost plus amortized discount or accrued interest. While this method of valuation tends to produce stable valuation of securities held to their maturity, the actual market value of the security, if sold prior to maturity, may vary from the security's value to the Funds while in the Funds' portfolios.

B. Federal Income Taxes--It is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve the Funds from all, or substantially all, federal income taxes.

C. Distributions--The Funds declare distributions daily and pay distributions monthly. Distributions are declared from the total of net investment income and net realized gains or losses on investments. Distributions paid by the Tax-Exempt Money Market Fund from net investment income are considered exempt-interest dividends and as such should not be subject to federal income taxes.

D. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. The Custodian of Cash Management Fund and Tax-Exempt Money Market Fund has provided credits in the amount of $1,312 and $3,563, respectively, against custodian charges based on the uninvested cash balances of the Funds.

2. CAPITAL STOCK--At December 31, 1995, paid-in capital amounted to $128,690,297 for the Cash Management Fund and $25,044,561 for the Tax-Exempt Money Market Fund. The numbers of shares transacted during the period are the same as the amounts included in the Statement of Changes in Net Assets since shares are recorded at $1.00 per share.

The Funds sell two classes of shares, Class A and Class B. The Class B shares are subject to a 1% 12b-1 fee and may only be acquired through an exchange from another First Investors eligible Fund. For the year 1995, the underwriter waived
 .25% of the 12b-1 fee paid by the Class B shares. As of December 31, 1995, there have been no transactions in the Class B shares for the Tax-Exempt Money Market Fund other than the sale of 10 shares to First Investors Management Company, Inc. ("FIMCO").

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of the Funds are officers and directors of the investment adviser, FIMCO, the underwriter, First Investors Corporation ("FIC"), the transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Cash Management Fund's Individual Retirement Accounts.

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Officers and directors of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) is paid by FIMCO or FIC.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of 1/2 of 1% of each Fund's average daily net assets. For the year ended December 31, 1995, the investment adviser voluntarily reduced this fee by $354,517 for the Cash Management Fund and by $52,465 for the Tax-Exempt Money Market Fund.

Pursuant to certain state regulations, FIMCO has agreed to reimburse each Fund if and to the extent that the Fund's aggregate operating expenses, including the advisory fee but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Fund in those states (unless waivers of such limitations have been obtained). The amount of any such reimbursement is limited to the yearly advisory fee. For the year ended December 31, 1995, no reimbursement was required pursuant to these provisions.

For the year ended December 31, 1995, shareholder servicing costs of the Cash Management Fund included transfer agent fees and out of pocket expenses accrued to ADM of $372,756 (net of $230,095 waived) and $24,393 in custodian fees paid to FFS. The Tax-Exempt Money Market Fund's shareholder servicing costs included transfer agent fees and out of pocket expenses accrued to ADM in the amount of $54,323 (net of $32,277 waived).

The Tax-Exempt Money Market Fund has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, under which fees may be paid to Administrators for distribution and administrative services. Payments are made by the underwriter in its sole discretion, and no Administrator will receive more than .25% of the funds represented by shares owned by its clients.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

------------------------------------------------------------------------------------------------------------------------------
                         Per  Share  Data                                   Ratios / Supplemental Data
                -----------------------------------    -----------------------------------------------------------------------
                                                                                                           Ratio to Average
                                                                                                              Net Assets
                                                                                   Ratio to                Prior to Waiver
                                                                               Average Net Assets+         of Fees (Note 3)
                                                                               ---------------------      ---------------------
                 Net Asset
                    Value                 Dividends                                              Net                         Net
                (unchanged          Net    from Net     Total     Net Assets              Investment                  Investment
                during each  Investment  Investment    Return     End of Year   Expenses      Income     Expenses         Income
                      year)      Income     Income        (%)     (thousands)       (%)         (%)          (%)            (%)
---------------------------  ----------     ------     -------    ----------   --------    --------     ----------     --------
FIRST INVESTORS CASH  MANAGEMENT FUND, INC.

CLASS A
-------

1986               $1.00       $.058       $.058          5.92      $251,041        1.07         5.81          N/A          N/A
1987                1.00        .058        .058          6.01       218,099         .98         5.84         1.02         5.80
1988                1.00        .068        .068          7.03       222,715         .85         6.83          .95         6.73
1989                1.00        .085        .085          8.80       335,678         .84         8.44          .96         8.32
1990                1.00        .074        .074          7.71       372,081         .86         7.45          .96         7.35
1991                1.00        .052        .052          5.35       217,150         .94         5.33         1.13         5.14
1992                1.00        .030        .030          3.03       150,895         .87         3.02         1.16         2.72
1993                1.00        .025        .025          2.57       127,178         .70         2.54         1.15         2.09
1994                1.00        .036        .036          3.69       128,495         .70         3.72         1.15         3.26
1995                1.00        .053        .053          5.42       128,635         .70         5.29         1.18         4.81

CLASS B
-------

1995*               1.00        .044        .044          4.46            56        1.45(a)      4.54(a)      1.93(a)     4.06(a)

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------

CLASS A
-------

1986               $1.00       $.041       $.041          4.15      $ 47,838         .77         4.02          N/A          N/A
1987                1.00        .039        .039          4.01        40,106         .76         3.92          N/A          N/A
1988                1.00        .046        .046          4.68        39,467         .75         4.59          N/A          N/A
1989                1.00        .055        .055          5.67        36,736         .81         5.52          N/A          N/A
1990                1.00        .052        .052          5.31        40,745         .80         5.19          N/A          N/A
1991                1.00        .038        .038          3.87        31,157         .94         3.83         1.02         3.74
1992                1.00        .023        .023          2.36        25,399         .95         2.33         1.05         2.23
1993                1.00        .018        .018          1.85        23,857         .70         1.83          .92         1.61
1994                1.00        .022        .022          2.24        26,424         .70         2.24         1.02         1.92
1995                1.00        .032        .032          3.24        25,045         .71         3.18         1.06         2.84

CLASS B
--------------

1995*               1.00        .024        .024          2.40           .01        1.46(a)      2.43(a)      1.81(a)      2.09(a)

  + Net of fees waived by the investment adviser and the transfer agent
  * For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995
(a) Annualized

                       See notes to financial statements                      13

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Directors of First Investors Cash Management Fund, Inc. and
First Investors Tax-Exempt Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. including the portfolios of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. at December 31, 1995, and the results of their operations, changes in their net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.



                                                            TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
January 31, 1996

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

DIRECTORS
---------
JAMES J. COY
ROGER L. GRAYSON
GLENN O. HEAD
KATHRYN S. HEAD
REX R. REED
HERBERT RUBINSTEIN
JAMES M. SRYGLEY
JOHN T. SULLIVAN
ROBERT F. WENTWORTH

OFFICERS
--------
GLENN O. HEAD
President

NANCY W. JONES
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary



EACH FUND IS A MONEY MARKET FUND AND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO DO SO OR TO ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

SHAREHOLDER INFORMATION
-----------------------
INVESTMENT ADVISER
FIRST INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Two Penn Center Plaza
Philadelphia, PA 19102

It is each Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. Each Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST
INVESTORS
CASH
MANAGEMENT
FUND, INC.

FIRST
INVESTORS
TAX-EXEMPT
MONEY MARKET
FUND, INC.


ANNUAL
REPORT


DECEMBER 31, 995

Vertically reading from bottom top in the center of the page the words "FIRST INVESTORS" appear.

The following language appears to the left of the above language:

The words 'BULK RATE U.S. POSTAGE PAID PERMIT NO. 1793" in a box to the right of a circle containing the words 'MAILED FROM ZIP CODE 17604" appears on the righthand side.

The following language appears on the lefthand side:

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND,INC.
95 WALL STREET
NEW YORK, NY 10005

The following appears on the bottom lefthand side:

First Investors logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK
FIMM-103